SCHEDULE OF MINIMUM LEASE PAYMENTS (Details)	May 31, 2024 USD ($)
Leases
Year ending May 31, 2025	$ 42,052
Year ending May 31, 2026	24,954
Total	67,006
Less imputed interest	(4,792)
Lease liability	$ 62,214